CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Common Stock	Common Stock Common Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Retained Earnings
Beginning balance at Dec. 31, 2021	$ 679,240		$ 122		$ 55	$ 425,202		$ 253,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	172,554							172,554
Redemption of preferred stock	(37,314)				(15)	(37,299)
Repurchase and cancellation of common stock		$ (9,051)		$ (3)			$ (9,048)
Preferred stock redemption expenses	(7)					(7)
Share based compensation	120					120
Common share dividends declared and paid ($0.20 per share of common stock)	(24,142)							(24,142)
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(9,484)							(9,484)
Ending balance at Dec. 31, 2022	771,916		119		40	378,968		392,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,351							77,351
Repurchase and cancellation of common stock		(26,222)		(7)			(26,215)
Share based compensation	144					144
Common share dividends declared and paid ($0.20 per share of common stock)	(22,678)							(22,678)
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(8,000)							(8,000)
Ending balance at Dec. 31, 2023	792,511		112		40	352,897		439,462
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,376							97,376
Repurchase and cancellation of common stock		$ (28,917)		$ (7)			$ (28,910)
Share based compensation	150					150
Common share dividends declared and paid ($0.20 per share of common stock)	(21,502)							(21,502)
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(8,000)							(8,000)
Ending balance at Dec. 31, 2024	$ 831,618		$ 105		$ 40	$ 324,137		$ 507,336